Fair Value Measurements - Company fair value hierarchy for assets and liabilities (Details) - USD ($)		6 Months Ended
	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investment held in trust account		$ 9,312,428		$ 9,835,409	$ 80,002,777
Liabilities:
PIPE derivative liability-Make-Whole Features		1,288,218		1,065,297
Warrant liability		136,340		335,240	1,667,262
Transfer to/from Level 3		0	$ 0
Private Warrants
Liabilities:
Transferred from Level 3 to Level 2	$ 680,000		$ 680,000
U.S. Treasury Securities
Assets:
Investment held in trust account				9,835,409	80,002,777
Level 1 | Recurring
Assets:
Investment held in trust account		9,312,428		9,835,409	80,002,777
Level 2
Liabilities:
Warrant liability		136,340		335,240
Level 2 | Recurring
Liabilities:
Warrant liability				335,240
Level 3 | Recurring
Liabilities:
PIPE derivative liability-Make-Whole Features		$ 1,288,218		$ 1,065,297
Warrant liability					$ 1,667,262